FINANCIAL INCOME AND EXPENSES (Tables)	12 Months Ended
Dec. 31, 2017
FINANCIAL INCOME AND EXPENSES
Schedule of financial income and expenses

a)Finance income

	01.01.2017	01.01.2016	01.01.2015
Detail	12.31.2017	12.31.2016	12.31.2015
	ThCh$	ThCh$	ThCh$

Interest income	8,370,338	8,466,177	9,175,522
Other interest income	2,824,037	1,195,515	942,853

Total	11,194,375	9,661,692	10,118,375

b)Finance expenses

	01.01.2017	01.01.2016	01.01.2015
Detail	12.31.2017	12.31.2016	12.31.2015
	ThCh$	ThCh$	ThCh$

Bond interest	42,178,816	41,652,154	42,096,039
Bank loan interest	5,553,485	3,990,853	8,115,445
Other interest costs	7,488,068	5,731,964	5,457,733

Total	55,220,369	51,374,971	55,669,217